Leases (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Minimum amounts receivable under non-cancellable leases
Gross amounts	£ 7,020	£ 509
Present value adjustments	(576)	(141)
Other movements	(217)	(28)
Future drawdowns	(70)
Present value	6,157	340
Future minimum lease rentals	401
Within 1 year
Minimum amounts receivable under non-cancellable leases
Gross amounts	2,817	111
Present value adjustments	(203)	(12)
Other movements	(96)	(1)
Future drawdowns	(70)
Present value	2,448	98
Future minimum lease rentals	129
After 1 year but within 5 years
Minimum amounts receivable under non-cancellable leases
Gross amounts	3,736	170
Present value adjustments	(261)	(45)
Other movements	(94)	(8)
Present value	3,381	117
Future minimum lease rentals	256
After 5 years
Minimum amounts receivable under non-cancellable leases
Gross amounts	467	228
Present value adjustments	(112)	(84)
Other movements	(27)	(19)
Present value	328	£ 125
Future minimum lease rentals	£ 16